Note 17 - Variable Interest Entities	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Variable Interest Entity Disclosure [Text Block]

17.         Variable interest entities

The Company holds variable interests in certain Variable Interest Entities (“VIE”) in its Investment Management segment which are not consolidated as it was determined that the Company is not the primary beneficiary. The Company’s involvement with these entities is in the form of advisory fee arrangements and equity co-investments (typically 1%-2%).

The following table provides the maximum exposure to loss related to these non-consolidated VIEs:

	As at December 31,
	2022	2021
Equity accounted investments	$22,361	$16,550
Co-investment commitments	18,588	20,284
Maximum exposure to loss	$40,949	$36,834